Capital Structure, Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	May 19, 2021	Mar. 24, 2021	Feb. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Apr. 26, 2021
Common Stock [Abstract]
Issuance of common stock (in shares)	7,986,913	955,730	44,150,000
Sales price per unit (in dollars per share)			$ 1.70			$ 0.70
Gross proceeds			$ 75,055	$ 98,232	$ 48,867
Net proceeds			$ 69,971